Investment Securities	12 Months Ended
Dec. 31, 2023
Investments [Abstract]
INVESTMENT SECURITIES
NOTE 3 — INVESTMENT SECURITIES

The following tables include the amortized cost and fair value of investment securities at December 31, 2023 and 2022.

Amortized Cost and Fair Value - Investment Securities

dollars in millions	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Investment securities available for sale
U.S. Treasury	$10,554	$34	$(80)	$10,508
Government agency	120	—	(3)	117
Residential mortgage-backed securities	7,154	72	(540)	6,686
Commercial mortgage-backed securities	2,319	9	(197)	2,131
Corporate bonds	529	—	(47)	482
Municipal bonds	12	—	—	12
Total investment securities available for sale	$20,688	$115	$(867)	$19,936
Investment in marketable equity securities	$75	$17	$(8)	$84
Investment securities held to maturity
U.S. Treasury	$479	$—	$(40)	$439
Government agency	1,506	—	(143)	1,363
Residential mortgage-backed securities	4,205	—	(644)	3,561
Commercial mortgage-backed securities	3,489	—	(614)	2,875
Supranational securities	298	—	(35)	263
Other	2	—	—	2
Total investment securities held to maturity	$9,979	$—	$(1,476)	$8,503
Total investment securities	$30,742	$132	$(2,351)	$28,523

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Investment securities available for sale
U.S. Treasury	$2,035	$—	$(137)	$1,898
Government agency	164	—	(2)	162
Residential mortgage-backed securities	5,424	1	(630)	4,795
Commercial mortgage-backed securities	1,774	—	(170)	1,604
Corporate bonds	570	—	(34)	536
Total investment securities available for sale	$9,967	$1	$(973)	$8,995
Investment in marketable equity securities	$75	$21	$(1)	$95
Investment securities held to maturity
U.S. Treasury	$474	$—	$(50)	$424
Government agency	1,548	—	(186)	1,362
Residential mortgage-backed securities	4,605	—	(723)	3,882
Commercial mortgage-backed securities	3,355	—	(484)	2,871
Supranational securities	295	—	(41)	254
Other	2	—	—	2
Total investment securities held to maturity	$10,279	$—	$(1,484)	$8,795
Total investment securities	$20,321	$22	$(2,458)	$17,885

U.S. Treasury investments include Treasury bills and Notes issued by the U.S. Treasury. Investments in government agency securities represent securities issued by the Small Business Association (“SBA”), FHLB and other U.S. agencies. Investments in residential and commercial mortgage-backed securities represent securities issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation. Investments in corporate bonds represent positions in debt securities of other financial institutions. Municipal bonds are general obligation bonds. Investments in marketable equity securities represent positions in common stock of publicly traded financial institutions. Investments in supranational securities represent securities issued by the Supranational Entities and Multilateral Development Banks. Other held to maturity investments include certificates of deposit with other financial institutions.
BancShares also holds approximately 354,000 shares of Visa, Inc. (“Visa”) Class B common stock (Visa Class B common stock). Until the resolution of certain litigation, at which time the Visa Class B common stock will convert to publicly traded Visa Class A common stock, or the potential exchange of Visa Class B common stock for other marketable classes of Visa common stock, these shares are only transferable to other stockholders of Visa Class B common stock. As a result, there is limited transfer activity in private transactions between buyers and sellers. Given this limited trading activity and the continuing uncertainty regarding the likelihood, ultimate timing and eventual exchange of Visa Class B common stock for shares of Visa Class A common stock or other marketable classes of Visa common stock, these shares are not considered to have a readily determinable fair value and have no carrying value. BancShares continues to monitor the trading activity in Visa Class B common stock, the status of the resolution of certain litigation matters at Visa, and other potential exchange alternatives that would trigger the conversion of the Visa Class B common stock into Visa Class A common stock or other marketable classes of Visa common stock.

Accrued interest receivable for available for sale and held to maturity debt securities was excluded from the estimate for credit losses. At December 31, 2023, accrued interest receivable for available for sale and held to maturity debt securities was $87 million and $18 million, respectively. At December 31, 2022, accrued interest receivable for available for sale and held to maturity debt securities was $33 million and $19 million, respectively. During the year ended December 31, 2023 and 2022, there was no accrued interest that was deemed uncollectible and written off against interest income.

The following table provides the amortized cost and fair value by contractual maturity. Expected maturities will differ from contractual maturities on certain securities because borrowers and issuers may have the right to call or prepay obligations with or without prepayment penalties. Residential and commercial mortgage-backed and government agency securities are stated separately as they are not due at a single maturity date.

Maturities - Debt Securities

dollars in millions	December 31, 2023		December 31, 2022
	Cost	Fair Value	Cost	Fair Value
Investment securities available for sale
Non-amortizing securities maturing in:
One year or less	$5,674	$5,658	$37	$37
After one through five years	4,996	4,959	2,068	1,928
After five through 10 years	408	369	483	455
After 10 years	17	16	17	14
Government agency	120	117	164	162
Residential mortgage-backed securities	7,154	6,686	5,424	4,795
Commercial mortgage-backed securities	2,319	2,131	1,774	1,604
Total investment securities available for sale	$20,688	$19,936	$9,967	$8,995
Investment securities held to maturity
Non-amortizing securities maturing in:
One year or less	$27	$26	$51	$51
After one through five years	1,636	1,508	1,479	1,328
After five through 10 years	622	533	789	663
Residential mortgage-backed securities	4,205	3,561	4,605	3,882
Commercial mortgage-backed securities	3,489	2,875	3,355	2,871
Total investment securities held to maturity	$9,979	$8,503	$10,279	$8,795
The following table presents interest and dividend income on investment securities:

Interest and Dividends on Investment Securities

dollars in millions	Year Ended December 31,
	2023	2022	2021
Interest income - taxable investment securities	$642	$352	$143
Interest income - nontaxable investment securities	4	—	—
Dividend income - marketable equity securities	2	2	2
Interest on investment securities	$648	$354	$145

Fair value adjustment on marketable equity securities and net realized losses and gains on sales of investment securities available for sale are presented on the Consolidated Statements of Income. The following table presents the gross realized losses and gains on the sales of investment securities available for sale.

Realized Losses on Debt Securities Available For Sale

dollars in millions	Year Ended December 31,
	2023	2022	2021
Gross realized gains on sales of investment securities available for sale	$—	$—	$33
Gross realized losses on sales of investment securities available for sale	(26)	—	—
Net realized (losses) gains on sales of investment securities available for sale	$(26)	$—	$33

The following table provides information regarding investment securities available for sale with unrealized losses:

Gross Unrealized Losses on Debt Securities Available For Sale

dollars in millions	December 31, 2023
	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Investment securities available for sale
U.S. Treasury	$955	$—	$1,919	$(80)	$2,874	$(80)
Government agency	23	—	94	(3)	117	(3)
Residential mortgage-backed securities	293	(3)	4,073	(537)	4,366	(540)
Commercial mortgage-backed securities	157	(1)	1,386	(196)	1,543	(197)
Corporate bonds	89	(9)	393	(38)	482	(47)
Total	$1,517	$(13)	$7,865	$(854)	$9,382	$(867)

	December 31, 2022
	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Investment securities available for sale
U.S. Treasury	$403	$(27)	$1,495	$(110)	$1,898	$(137)
Government agency	65	(1)	62	(1)	127	(2)
Residential mortgage-backed securities	1,698	(165)	3,001	(465)	4,699	(630)
Commercial mortgage-backed securities	836	(53)	752	(117)	1,588	(170)
Corporate bonds	499	(30)	37	(4)	536	(34)
Total	$3,501	$(276)	$5,347	$(697)	$8,848	$(973)

As of December 31, 2023, there were 483 investment securities available for sale with continuous unrealized losses for more than 12 months, of which 416 were government sponsored enterprise-issued mortgage-backed securities, government agency securities, or U.S. treasury securities and the remaining 67 were corporate bonds. BancShares has the ability and intent to retain these securities for a period of time sufficient to recover all unrealized losses. Given the consistently strong credit rating of the U.S. Treasury, and the long history of no credit losses on debt securities issued by government agencies and government sponsored entities, as of December 31, 2023, no allowance for credit loss was required. For corporate bonds, we analyzed the changes in interest rates relative to when the investment securities were purchased or acquired, and considered other factors including changes in credit ratings, delinquencies, and other macroeconomic factors. As a result of this analysis, we determined that one corporate bond carries an insignificant credit-related loss as of December 31, 2023, which is reflected in the provision for credit losses.
BancShares’ portfolio of held to maturity debt securities consists of mortgage-backed securities issued by government agencies and government sponsored entities, U.S. Treasury notes, unsecured bonds issued by government agencies and government sponsored entities, and securities issued by the Supranational Entities and Multilateral Development Banks. Given the consistently strong credit rating of the U.S. Treasury, the Supranational Entities & Multilateral Development Banks and the long history of no credit losses on debt securities issued by government agencies and government sponsored entities, as of December 31, 2023, no allowance for credit loss was required for held to maturity debt securities.

Investment securities having an aggregate carrying value of $3.77 billion at December 31, 2023, and $4.23 billion at December 31, 2022, were pledged as collateral to secure public funds on deposit and certain short-term borrowings, and for other purposes as required by law.

A security is considered past due once it is 30 days contractually past due under the terms of the agreement. There were no securities past due as of December 31, 2023 or 2022.

There were no debt securities held to maturity on nonaccrual status as of December 31, 2023 or December 31, 2022.
Certain investments held by BancShares are reported in other assets, including FHLB stock and nonmarketable securities without readily determinable fair values that are recorded at cost, and investments in qualified affordable housing projects, all of which are accounted for under the proportional amortization method. See Note 11—Other Assets for the balances.